Financial Risk Management - Summary of Groups Regional Loans (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 437,387,208	₩ 418,483,173
Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	405,333,471	392,936,712
Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	4,646,101	2,644,802
China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	7,003,080	6,744,749
Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,148,442	1,037,320
United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	5,112,400	3,527,610
Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	6,304,919	5,031,140
Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,879,322	4,591,811
Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,959,473	1,969,029
Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 441,545,833	₩ 422,167,228
%	[1]	100.00%	100.00%
Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 408,364,377	₩ 395,589,968
%	[1]	92.49%	93.70%
Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 4,671,790	₩ 2,673,817
%	[1]	1.06%	0.63%
Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 7,042,105	₩ 6,779,065
%	[1]	1.59%	1.61%
Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 1,150,197	₩ 1,039,547
%	[1]	0.26%	0.25%
Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 5,130,629	₩ 3,555,723
%	[1]	1.16%	0.84%
Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 6,378,642	₩ 5,101,800
%	[1]	1.44%	1.21%
Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 4,674,631	₩ 5,432,956
%	[1]	1.06%	1.29%
Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 4,133,462	₩ 1,994,352
%	[1]	0.94%	0.47%
Allowances
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ (4,158,625)	₩ (3,684,055)
Allowances | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(3,030,906)	(2,653,256)
Allowances | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(25,689)	(29,015)
Allowances | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(39,025)	(34,316)
Allowances | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(1,755)	(2,227)
Allowances | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(18,229)	(28,113)
Allowances | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(73,723)	(70,660)
Allowances | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(795,309)	(841,145)
Allowances | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(173,989)	(25,323)
Retail | Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	192,284,725	195,907,078
Retail | Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	186,948,909	191,601,232
Retail | Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	140,060	34,982
Retail | Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	86
Retail | Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	2,610,472	1,985,808
Retail | Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,735,571	1,666,850
Retail | Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	849,713	618,120
Corporate | Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	226,651,515	205,435,830
Corporate | Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	198,853,096	183,222,201
Corporate | Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	4,671,790	2,673,817
Corporate | Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	6,901,682	6,743,756
Corporate | Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,150,151	1,039,453
Corporate | Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	5,130,629	3,555,723
Corporate | Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,768,170	3,115,992
Corporate | Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	2,896,037	3,710,586
Corporate | Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,279,960	1,374,302
Credit card | Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	22,609,593	20,824,320
Credit card | Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	22,562,372	20,766,535
Credit card | Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	363	327
Credit card | Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	46	8
Credit card | Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	43,023	55,520
Credit card | Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 3,789	₩ 1,930

[1]	Amount includes loans measured at fair value through profit or loss, other comprehensive income, and amortized cost.